PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Value-added tax recoverable	¥ 4,648		¥ 198,189
Other receivables	44,951		57,039
Prepaid expenses	53,682		51,156
Advances to suppliers	1,758		7,838
Rental deposits	3,213		816
Total	¥ 108,252	$ 15,694	¥ 315,038